Fair Value Measurements (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Fair Value Measurement (Textual) [Abstract]
Impairment charges	$ 2,538,000
Level 2 [Member] | Interest Rate Swap [Member]
Fair Value Measurement (Textual) [Abstract]
Accrued Liabilities	271,000
Other Liabilities	$ 1,336,000